Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Borrowings
25. BORROWINGS
25.1 Composition of borrowings

	2019	2018
Borrowings
In US Dollars and Euros	6,013,920	3,730,201
In Argentine Pesos and Guaraníes	6,211,922	5,442,329

Total	12,225,842	9,172,530

Non-current	6,689,001	4,010,964
Current	5,536,841	5,161,566

Total	12,225,842	9,172,530

25.2	Detail of borrowings

	2019					2018
	Company	Ref.	Interest rate	Maturity date	Amount	Amount
Borrowings in US Dollars
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(1)	3 Month-Libor+ 5.00%	Nov-20	1,573,154	2,274,676
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(2)	3 Month-Libor+ 5.50%	Jun-20	600,365	579,538
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Mar-21	156,446	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Apr-21	183,584	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	May-21	509,859	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Jun-21	122,546	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Jul-21	30,178	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Aug-21	640,230	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Sep-21	101,489	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Oct-21	207,364	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Nov-21	264,289	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Dic-21	185,775	—
Banco Patagonia	Loma Negra C.I.A.S.A.	(6)	8.73%	Feb-20	72,441	—
Banco Patagonia	Loma Negra C.I.A.S.A.	(6)	9.45%	Jan-20	18,922	—
HSBC Bank	Ferrosur Roca S.A.	(11)	9.11%	Aug-20	607,060	—
Banco Latinoamericano de Comercio Exterior S.A.	Ferrosur Roca S.A.	(10)	—	—	—	875,987
Borrowings in Euros
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Apr-21	90,500	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	May-21	21,590	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Jun-21	114,709	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Jul-21	291,134	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Aug-21	25,741	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Sep-21	1,223	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Oct-21	195,321	—

Total borrowings in US Dollars and Euros					6,013,920	3,730,201

Borrowings in Argentine Pesos and Guaraníes
Banco Continental S.A.E.C.A.	Yguazú Cementos S.A.	(14)	8.50%	Aug -25	1,946,234	2,375,014
Sudameris Bank S.A.E.C.A.	Yguazú Cementos S.A.	(15)	9.00%	Aug -25	1,070,118	1,561,240
Banco Itaú Paraguay S.A.	Yguazú Cementos S.A.	(16)	—	—	—	114,209
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	27,684
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	56,778
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	8,606
HSBC Bank Argentina S.A.	Loma Negra C.I.A.S.A.	(7)	—	—	—	242,849
HSBC Bank Argentina S.A.	Ferrosur Roca S.A.	(12)	—	—	—	242,849
Banco Macro S.A.	Loma Negra C.I.A.S.A.	(8)	BADLAR + 8.00%	Mar-21	1,007,654	—
Bank overdrafts	Loma Negra C.I.A.S.A.	(9)	52.62%	Ene-20	399,891	7,988
Bank overdrafts	Recycomb S.A.U.	—	—	—	—	9,939
Bank overdrafts	Ferrosur Roca S.A.	(13)	59.82%	Ene-20	1,788,025	795,173

Total borrowings in Argentine Pesos and Guaraníes					6,211,922	5,442,329

Total					12,225,842	9,172,530

Summary of borrowings by Company:	2019	2018
Loma Negra C.I.A.S.A.	6,814,405	3,198,119
Ferrosur Roca S.A.	2,395,085	1,914,009
Recycomb S.A.U.	—	9,939
Yguazú Cementos S.A.	3,016,352	4,050,463

Total	12,225,842	9,172,530

Loma Negra C.I.A.S.A.
Industrial and Commercial Bank of China

(1)
In June 2016, Loma Negra signed a new loan agreement with Industrial and Commercial Bank of China (Dubai) for a total amount of USD 50,000,000 to be paid in five equal, half-yearly installments with a one-year
grace period as from the date of disbursement. Interest are accrued at a variable nominal interest rate on the basis of the LIBO rate to be paid on a quarterly basis. This loan requires the net debt / EBITDA ratio to be satisfied, which has been satisfied from execution of the loan. In May 2019, the Group extended the maturity dates of such loan. As of December 31, 2019, the amount pending payment under this loan was 1,573,154.

(2)
In May 2017, Loma Negra C.I.A.S.A. entered into a loan agreement with Industrial and Commercial Bank of China (Dubai) for USD 65,000,000 payable into five quarterly, equal and consecutive installments, with the first falling due 365 days from the date of disbursement. Interest are accrued at a variable nominal interest rate on the basis of the LIBO rate to be paid on a quarterly basis. This loan demands satisfaction of the net debt / EBITDA ratio, which has been satisfied from the start until the date of these consolidated financial statements. In May 2019, the Group extended the maturity dates of such loan. As of December 31, 2019, the amount pending payment under this loan was 600,365.

(3)
In the course of this fiscal year, Loma Negra entered into a loan agreement USD 40,919,350 with Industrial and Commercial Bank of China Argentina S.A., with partial disbursements subject to the maturity dates of letters of credit, with a term of 2 years at a 6-month LIBOR + 4.25% with interest falling due on a half-yearly basis. As of December 31, 2019, the amount pending payment under this loan was 2,401,760.
HSBC Bank

(4)
On April 6, 2017 the Company subscribed a loan agreement with HSBC Bank Argentina S.A. amounting to $ 150,000,000 accruing a nominal fixed interest rate with quarterly repayments. This loan required the compliance with the Financial debt / EBITDA ratio, which were satisfied from the execution of the loan until the date of the final payment.

Banco Itaú

(5)
In March 2019, Loma Negra entered into a loan agreement for EUR 10,880,903 with Banco Itaú Unibanco S.A. Nassau Branch, with partial disbursements subject to the maturity dates of letters of credit, with a term of 2 years at a 4% rate with interest falling due on a half-yearly basis. As of December 31, 2019, the amount pending payment under this loan was 740,218.

Banco Patagonia

(6)
In the course of this fiscal year, Loma Negra entered into several
USD-denominated
agreements with Banco Patagonia; all of them are to be repaid in January and February 2020. As of December 31, 2019, the amount outstanding under such loans was 91,363.

Banco de la Provincia de Buenos Aires

(7)
In March and in June 2016, Loma Negra entered into two loan agreements with Banco de la Provincia de Buenos Aires amounting to 150,000 each. These two agreements shall be repaid in twenty-five monthly, equal and consecutive installments, with the first falling due 12 months after disbursement and accruing a variable nominal interest rate on the basis of the BADLAR rate to be paid on a monthly basis. In addition, in the month of June 2018, the Group entered into another loan agreement with Banco de la Provincia de Buenos Aires for an amount of 20,000, in the same conditions as the preceding loans. These agreements were repaid as of December 31, 2019.

Banco Macro S.A.

(8)
In December 2019, Loma Negra entered into a new loan agreement with Banco Macro S.A. for the amount of 1,000,000 to be repaid 15 months after execution accruing a variable nominal interest rate based on the BADLAR rate payable on a monthly basis. As of December 31, 2019, the amount outstanding under this loan was 1,007,654.

Bank overdrafts

(9)	As of December 31, 2019, the Company maintains banks overdrafts of 399,891, accruing an average interest rate of 49,8%.
Ferrosur Roca S.A
.
Banco Latinoamericano de Comercio Exterior S.A.

(10)
In August 2018, Ferrosur Roca S.A. was conferred a new loan of USD 15,000,000 by Banco Latinoamericano de Comercio Exterior S.A. “BLADEX” for a term of 365 days at a
3-month
LIBOR interest rate + 1.95%, with interest falling due on a quarterly basis. This loan was repaid as of December 31, 2019.

HSBC Bank

(11)
On August 12, 2019, Ferrosur Roca S.A. entered into a loan agreement for USD 10,000,000 with Banco HSBC for a term of 365 days at an 8.75% interest rate, with interest falling due on a quarterly basis. As of December 31, 2019, the amount still outstanding under this loan was 607,060.

(12)
In 2017, Ferrosur Roca S.A. subscribed a loan agreement with HSBC Bank Argentina S.A. amounting to $ 150,000,000 accruing a nominal fixed interest rate with quarterly repayments. This loan required the compliance with the Financial debt / EBITDA ratio, which were satisfied from the execution of the loan until the date of the final payment
.

Bank overdrafts

(13)	As of December 31, 2019, Ferrosur Roca S.A. maintains banks overdrafts for 1,788,025, accruing an average interest rate of 57,3%.
Yguazú Cementos S.A.
Banco Continental S.A.E.C.A.

(14)
On August 8, 2017, Yguazú Cementos S.A. entered into a loan agreement with Banco Continental S.A.E.C.A. for 255,000,000,000 Guaraníes to be repaid in 8 years. The outstanding principal which accrues interest at a fixed rate of 8.5% for the first year. After the first year, it will be adjusted in line with an average rate published by Banco Central de Paraguay plus 0.32%. Under no circumstances shall the adjusted interest rate be smaller than the 8.5% rate initially agreed upon. Interest shall be paid on a half-yearly basis starting in February 2018. The principal shall be amortized in 15 half-yearly, equal and consecutive instalments of 17,000,000,000 Guaraníes, with the first installment falling due in August 2018. As of December 31, 2019, the amount still outstanding under this loan was 1,946,234.

Sudameris Bank S.A.E.C.A.

(15)
On August 8, 2017, Yguazú Cementos S.A. entered into a loan agreement with Banco Continental S.A.E.C.A. for 168,000,000,000 Guaraní to be repaid in 8 years. The outstanding principal which accrues interest at a fixed rate of 9% for the first year. After the first year, it will be adjusted in line with an average rate published by Banco Central de Paraguay for the month of August each year plus 0.82% per annum. Under no circumstances shall the adjusted interest rate be smaller than the 9% rate initially agreed upon. Interest shall be paid on a half-yearly basis starting in February 2018. The principal shall be amortized in 15 half-yearly, equal and consecutive instalments of 11,200,000,000 Guaraníes, with the first installment falling due in August 2018. As of December 31, 2019, the amount still outstanding under this loan was 1,070,118.

The proceeds of this loan shall be applied to the repayment of the loans granted by the Inter-American Development Bank (IDB) and Corporación Andina de Fomento (CAF) together with the short-term amounts owed to Banco Itaú de Paraguay.
Both loans demand fulfillment of certain financial ratios (EBITDA / Interest, Liabilities / Net shareholders’ equity), which were fulfilled from the inception of these agreement until the date of these consolidated financial statements.
In addition, to secure payment, Yguazú Cementos S.A. raised in favor of two local banks, mortgages and pledges over their real property (Planta Villa Hayes and Cantera Itapucumí) and equipment for up to the total amount of 423,000,000,000 Guaraníes, equivalent to the amount of the two loans granted.
Banco Itaú de Paraguay

(16)
In August 2018, Yguazú Cementos S.A. was granted two new loans for 11,500,000 Guaraníes each one with Banco Itaú de Paraguay for a term of thirty-six
months at a fixed rate of 5.65% and 5.80%, respectively. These loans were repaid as of December 31, 2019.

25.3 Movements of
borrowings
The movements of borrowings for the fiscal year ended December 31, 2019 are as disclosed below:

Balances as of January 1, 2019	9,172,531

New borrowings	9,495,864
Interest accrued	1,233,907
Effect of exchange rate differences	(176,595)
Effect of exchange rate differences on translating foreign operations	479,700
Interest payments	(2,248,504)
Principal payments	(5,731,061)

Balances as of December 31, 2019	12,225,842

As of December 31, 2019, the long-term borrowings have the following maturity schedule:

Fiscal year
2021	4,089,122
2022	519,976
2023 onwards	2,079,903

Total	6,689,001